CHARGES (ASSETS PLEDGED) (Details) - USD ($) $ in Thousands	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term bank deposit		$ 32,477
Subsequent Event [Member]
Short-term bank deposit	$ 2,000